Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Short-term Debt [Abstract]
Summary Of Short-Term Borrowings
A summary of the Company's short-term borrowings are as follows (dollars in thousands):

	2016	2015	2014

Balance at end of year:
Securities sold under agreements to repurchase	$184,205	$141,869	$134,931
Federal Home Loan Bank advances	64,100	13,000	—

Avg. outstanding during the year:
Securities sold under agreements to repurchase	$157,215	$143,847	$133,769
Federal Funds purchased	—	193	—
Federal Home Loan Bank advances	18,850	1,159	—

Max. outstanding at any month end:
Securities sold under agreements to repurchase	$184,205	$166,507	$151,637
Federal Home Loan Bank advances	88,600	13,000	—

Weighted-average interest rate:
During the year:
Securities sold under agreements to repurchase	0.22%	0.22%	0.26%
Federal Funds purchased	—	0.64%	—
Federal Home Loan Bank advances	0.66%	0.53%	—
End of the year:
Securities sold under agreements to repurchase	0.19%	0.20%	0.26%
Federal Home Loan Bank advances	0.77%	0.51%	—